Assets subject to lien and assets acquired through foreclosures - Assets subjected to lien (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 23,494,947		₩ 24,344,522
Korean treasury and government bonds, etc
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 238,461		₩ 198,377
Collateral given to		Mirae Asset Global Investments Co., Ltd., etc.		KOREA SECURITIES FINANCE CORPORATION, etc.
Reason for collateral	[1]	Related to bonds sold under repurchase agreements		Related to bonds sold under repurchase agreements
Korean treasury and government bonds, etc
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 6,534		₩ 6,939
Collateral given to		SHINHAN SECURITIES CO, etc.		SHINHAN SECURITIES CO, etc.
Reason for collateral		Future trading collateral		Future trading collateral
Korean treasury and government bonds, etc
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 675,815		₩ 659,050
Collateral given to		Korea Securities Depository		Korea Securities Depository
Reason for collateral		Securities borrowing collateral		Securities borrowing collateral
Korean financial institutions' debt securities, etc
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 385,394		₩ 245,876
Collateral given to		Korea Exchange Co., Ltd etc.		SC FIRST BANK KOREA, SEOUL, etc.
Reason for collateral		Variable margin deposit for CSA, etc.		Variable margin deposit for CSA, etc.
Korean financial institutions' debt securities, etc
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities				₩ 16,200
Collateral given to				SHINHAN ASSET MANAGEMENT, etc.
Reason for collateral				Related to bonds sold under repurchase agreements
Korean capital contributions, etc
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 107		₩ 104
Collateral given to		Korea Software Financial Cooperative		Korea Software Financial Cooperative
Reason for collateral		Bid guarantee, etc.		Bid guarantee, etc.
Korean financial institutions' debt securities, etc
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 8,182,907		₩ 6,394,890
Collateral given to		The BOK, etc.		The BOK, etc.
Reason for collateral		Settlement risk, etc.		Settlement risk, etc.
Korean treasury and government bonds
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 73,846		₩ 460
Collateral given to		Korea Securities Depository		Korea Securities Depository
Reason for collateral	[1]	Related to bonds sold under repurchase agreements		Related to bonds sold under repurchase agreements
Debt securities in foreign currencies
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 955,126		₩ 1,060,120
Collateral given to		Korea Investment & Securities, etc.		BNP-PARIBAS, etc.
Reason for collateral		Substitute securities, etc.		Variable margin deposit for CSA, etc.
Debt securities in foreign currencies
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 482,737		₩ 582,738
Collateral given to		Postal Savings Bank of China		SC BANK, H.K, etc.
Reason for collateral	[1]	Related to bonds sold under repurchase agreements		Related to bonds sold under repurchase agreements
Korean treasury and government bonds
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities				₩ 1,100,351
Collateral given to				Korea Securities Depository
Reason for collateral	[1]			Related to bonds sold under repurchase agreements
Korean treasury and government bonds
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 10,380,306		₩ 10,820,136
Collateral given to		The BOK, etc.		The BOK, etc.
Reason for collateral		Settlement risk, etc.		Settlement risk, etc.
Debt securities in foreign currencies
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 48,368		₩ 70,949
Collateral given to		NATIXIS		NATIXIS, etc.
Reason for collateral	[1]	Related to bonds sold under repurchase agreements		Related to bonds sold under repurchase agreements
Debt securities in foreign currencies
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 23,180		₩ 10,570
Collateral given to		FEDERAL RESERVE BANK		FHLB ADVANCE, etc.
Reason for collateral		Related to the borrowing limit		Related to the borrowing limit
Due from banks in local currency
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities				₩ 1,500
Collateral given to				Daishin AMC Co.,Ltd. and others
Reason for collateral				Right of pledge
Other due from banks in local currency
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 26,854		₩ 133,539
Collateral given to		MORGAN STANLEY BANK INTL, SEL, etc.		The Korea Exchange, etc.
Reason for collateral		Variable margin deposit for CSA, etc.		Margin deposit for CCP
Other due from banks in foreign currencies
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 765,330		₩ 1,142,784
Collateral given to		Korea Investment & Securities, etc.		Korea Investment & Securities, etc.
Reason for collateral		Overseas futures option deposit, etc.		Overseas futures option deposit, etc.
Mortgage loan
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 1,242,963		₩ 1,892,723
Collateral given to		Public offering		Public offering
Reason for collateral		Related to covered bonds		Related to covered bonds
Premises and equipment
Assets pledged as collateral [Line Items]
Collateral given to		Gakorea Co., Ltd , etc.		Gakorea Co., Ltd , etc.
Reason for collateral		Right to collateral and others	[2]	Right to collateral and others	[3]
Property, plant and equipment, pledged as security		₩ 1,808		₩ 1,851
Investment Properties
Assets pledged as collateral [Line Items]
Collateral given to		Gakorea Co., Ltd.		Gakorea Co., Ltd., etc.
Reason for collateral		Right to collateral	[2]	Right to collateral and others	[3]
Property, plant and equipment, pledged as security		₩ 5,211		₩ 5,365

[1]	The Group has the agreements to repurchase the sold assets at the predetermined price or the price that includes the rate of return and to provide the guarantee on the assets. The transferee has the right to sell or to provide as guarantee. Therefore, the Group does not derecognize the assets, but recognizes the relevant amounts as liability (bonds sold under repurchase agreements). The asset is equivalent to a mortgage-backed debt security.
[2]	The maximum pledge amount is 339 million Won.
[3]	The maximum pledge amount is 522 million Won.